LEASE - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
LEASE
Expenses relating to short-term assets	R$ 2,531	R$ 26,570
Expenses relating to low-value assets	6,428	4,581
Total amount recognized	R$ 8,959	R$ 31,151